SCHEDULE OF INVENTORY (Details) - USD ($)		Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods		$ 3,965,855	[1]	$ 5,018,907	[1]	$ 3,287,637	[2]
Raw materials		6,537,935	[3]	3,573,860	[3]	2,426,168	[4]
WIP	[5]					23,976
Total Inventory		$ 10,503,790		$ 8,592,767		$ 5,737,781

[1]	Finished goods includes electric vehicles and accessories.
[2]	Finished goods includes electric vehicles and accessories.
[3]	Raw materials mainly include parts, and battery cells.
[4]	Raw materials mainly include parts, and battery cells.
[5]	Work-in-process includes cost incurred to build prototypes with customized software.